UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23258

CPG Vintage Access Fund, LLC

(Exact name of registrant as specified in charter)

660 Fifth Avenue,

New York, New York 10103

(Address of principal executive offices) (Zip code)

Michael Mascis

c/o Central Park Advisers, LLC

660 Fifth Avenue,

New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

CPG Vintage Access Fund, LLC

Consolidated Financial Statements
(Unaudited)

For the Period from April 1, 2024 to September 30, 2024

CPG Vintage Access Fund, LLC

Table of Contents
For the Period from April 1, 2024 to September 30, 2024 (Unaudited)

Consolidated Schedule of Investments	1-2
Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Operations	4
Consolidated Statements of Changes in Net Assets	5
Consolidated Statement of Cash Flows	6
Consolidated Financial Highlights	7
Notes to Consolidated Financial Statements	8-16
Other Information	17

CPG Vintage Access Fund, LLC

Consolidated Schedule of Investments (Unaudited)
September 30, 2024

Investment Funds (104.66%)	Acquisition Date	Cost	Fair Value
North America (104.66%)
Buyout (24.57%)
NB Select Opportunities Fund, L.P.(a)(b)(c)(e)	12/22/2017	$9,019,839	$12,569,360
Trilantic Capital Partners VI (North America), L.P.(a)(c)(d)	5/1/2018	19,394,567	24,787,675
Total Buyout		28,414,406	37,357,035
Credit (5.30%)
Ares Private Credit Solutions, L.P.(a)(c)	12/15/2017	4,663,804	5,254,751
GSO Credit Alpha Fund II, L.P.(a)(c)	3/29/2018	8,130,426	2,811,734
Total Credit		12,794,230	8,066,485
Growth (74.79%)
Blackstone Tactical Opportunities Fund III, L.P.(a)(c)(f)	5/22/2018	14,434,398	16,291,787
Blue Owl Healthcare Opportunities II, L.P.(a)(b)	1/8/2018	2,703,569	1,470,401
INVESCO Venture Alpha Fund, L.P.(a)(b)(c)	6/11/2018	12,543,321	34,688,965
KKR Health Care Strategic Growth Fund, L.P.(a)(b)(c)	11/17/2017	12,774,299	15,964,138
North Haven Expansion Equity, L.P.(a)(b)(c)	3/28/2018	14,444,266	23,023,824
North Haven Expansion Equity, L.P. Opportunity Fund(a)(b)	3/28/2018	4,067,612	7,258,486
Warburg Pincus Financial Sector, L.P.(a)(b)(c)	11/21/2017	7,387,030	15,039,076
Total Growth		68,354,495	113,736,677
Total North America		109,563,131	159,160,197
Total Investment Funds		$109,563,131	$159,160,197

Total Investments (104.66%)		$109,563,131	159,160,197
Liabilities in Excess of Other Assets (-4.66%)			(7,088,325)
Net Assets (100.00%)			$152,071,872

(a)

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $159,160,197, which represents 104.66% of net assets as of September 30, 2024.

(b)	Non-income producing security.

(c)	The Fund held unfunded commitments in the investment as of September 30, 2024. (See Note 3 in the accompanying Notes to Consolidated Financial Statements).

(d)	Security is held by CPG VA Acquisition Fund, LLC.

(e)	Security is held by CPG VA Acquisition Fund No. 2, LLC.

(f)	Security is held by CPG VA Acquisition Fund No. 3, LLC.

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2024

Summary of Investments (as a percentage of total net assets)
Investment Funds
North America
Buyout	24.57%
Credit	5.30%
Growth	74.79%
Total North America	104.66%
Total Investments in Investment Funds	104.66%

Total Investments at Fair Value	104.66%
Liabilities in Excess of Other Assets	-4.66%
Net Assets	100.00%

CPG Vintage Access Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)
September 30, 2024

Assets
Investments, at fair value (Cost $109,563,131)	$159,160,197
Cash	16,835,392
Interest receivable	56,938
Prepaid expenses and other assets	432,169
Total Assets	$176,484,696

Liabilities
Deferred tax liability	19,756,656
Income tax payable	3,733,731
Payable to Adviser	392,085
Distribution and servicing fees payable to affiliate	237,163
Professional fees payable	177,022
Line of credit Interest expense payable	63,926
Accounting and administration fees payable	22,222
Transfer agency fees payable	9,102
Directors’ and Officer fees payable	4,909
Other liabilities	16,008
Total Liabilities	24,412,824
Net Assets	$152,071,872
Commitments and Contingencies (Note 3 and Note 8)
Composition of Net Assets
Paid-in capital	119,602,705
Make-up fee	503,910
Total distributable earnings	31,965,257
Net Assets	$152,071,872

Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):	13,191,353
Net Asset Value per Unit:	$11.53

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2024

Investment Income
Income from Investment Funds	$650,434
Interest income	307,008
Other income	364,860
Investment Income	1,322,302

Expenses
Distribution and servicing fees	452,406
Management fees	392,085
Professional fees	120,400
Loan commitment fee	54,062
Directors’ and Officer fees	48,909
Accounting and administration fees	48,889
Interest expense	41,100
Transfer agent fees	25,759
Custody fees	16,076
Insurance expense	2,261
Other expenses	1,859
Total Expenses	1,203,806

NET INVESTMENT INCOME	118,496

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/Depreciation on Investments
Net realized gain on distributions received from Investment Funds	3,270,963
Net change in unrealized appreciation/depreciation on investments	(2,371,741)
Net change on deferred tax	(1,858,496)
Net Realized Gain and Change in Unrealized Appreciation/Depreciation on Investments	(959,274)
Net Decrease in Net Assets Resulting from Operations	$(840,778)

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Change in Net Assets Resulting from Operations
Net investment income/(loss)	$118,496	$(2,259,561)
Net realized gain on investments	3,270,963	10,707,822
Net change in unrealized appreciation/(depreciation) on investments, net of deferred tax	(4,230,237)	(26,752,664)
Net Change in Net Assets Resulting from Operations	(840,778)	(18,304,403)

Distributions to Investors:
Distributions to unit holders	—	(11,696,998)
Total distributions	—	(11,696,998)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	—	17,500
Net Change in Net Assets Resulting from Capital Transactions	—	17,500

Total Net Increase/(Decrease) in Net Assets	(840,778)	(29,983,901)

Net Assets
Beginning of period	152,912,650	182,896,551
End of period	$152,071,872	$152,912,650

Unit Transactions
Units sold	—	1,254
Net change in units	—	1,254

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statement of Cash Flows (Unaudited)
For the Six Months Ended September 30, 2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(840,778)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by/(used in) operating activities:
Capital called by investment Funds	(927,619)
Sales of short-term investment securities - net	24,734,396
Capital distributions received from Investment Funds	8,044,634
Net realized gain on distributions from Investment Funds	(3,270,964)
Net change in unrealized appreciation/depreciation on investments	2,371,741
(Increase)/Decrease in assets:
Prepaid expenses and other assets	(383,093)
Interest receivable	(14,619)
Prepaid Director’s fees	51,000
Increase/(Decrease) in liabilities:
Deferred tax liability	1,858,496
Distribution and servicing fees payable	4,276
Payable to Adviser	189,337
Line of credit interest expense payable	4,389
Professional fees payable	8,215
Accounting and administration fees payable	8,889
Transfer agency fees payable	2,855
Officer fees payable	(6,933)
Director’s and Officer fee payable	4,909
Other liabilities	(3,739)
Net cash provided by/(used in) operating activities	31,835,392

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on line of credit	(30,000,000)
Proceeds from line of credit	15,000,000
Net cash provided by/(used in) financing activities	(15,000,000)

Net Change in cash	16,835,392
Cash, beginning of period	—
Cash, end of period	$16,835,392

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2024 (Unaudited)		For the Year Ended March 31, 2024		For the Year Ended March 31, 2023		For the Year Ended March 31, 2022	For the Year Ended March 31, 2021		For the Year Ended March 31, 2020
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$11.59		$13.87		$15.82		$12.12	$8.34		$9.43
Activity from investment operations:(1)
Net investment income/(loss)	(0.01	)(2)	(0.17	)(2)	(0.24	)(2)	0.06 (2)	(0.02	)(2)	(0.14	)(2)
Net realized and unrealized gain/(loss)	(0.07)		(1.22)		(0.88)		4.81	3.80		(0.60)
Total from investment operations	(0.06)		(1.39)		(1.12)		4.87	3.78		(0.74)

Distributions to investors
Net realized gains	—		(0.89)		(0.83)		(1.17)	—		(0.35)
Total distributions	—		(0.89)		(0.83)		(1.17)	—		(0.35)

NET ASSET VALUE, END OF PERIOD	$11.53		$11.59		$13.87		$15.82	$12.12		$8.34

Net assets, end of period (in thousands)	$152,072		$152,913		$182,897		$208,619	$146,305		$76,501

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)(3)(4)	0.15%		(1.25)%		(1.62)%		0.43%	(0.21)%		(1.54)%
Net income/(loss) excluding line of credit related expenses(3)(4)	0.27%		(1.21)%		(1.60)%		0.50%	(0.09)%		(1.49)%

Total expenses(3)(4)	1.57%		3.75%		2.05%		1.60%	2.68%		3.98%
Total expenses excluding line of credit related expenses(3)(4)	1.45%		3.71%		2.03%		1.53%	2.55%		3.94%
Portfolio turnover	0.00	%(5)	0.00%		0.00%		0.00%	0.00%		0.00%
Total return(6)	(0.52	)%(5)	(10.01)%		(7.56)%		40.55%	45.32%		(8.30)%

Line of Credit:
Aggregate principal amount, end of period (000s)	N/A		$15,000		N/A		N/A	N/A		$6,000
Average borrowings outstanding during the period (000s)	$738		$11,818		N/A		$2,873	$2,790		$3,456	(7)
Asset coverage, end of period per $1,000(8)	N/A		$11,194		N/A		N/A	N/A		$13,411

(1)	Selected data is for a single unit outstanding throughout the period.
(2)	Based on average units outstanding during the period.
(3)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(4)	Net investment income/(loss) and total expenses are annualized for periods less than one full year, except for organizational costs and incentive fees which are one-time expenses.
(5)	Not annualized.
(6)	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period.
(7)	Since first borrowing was made on January 28, 2020.
(8)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)
September 30, 2024

1.	ORGANIZATION

CPG Vintage Access Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on May 17, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on November 17, 2017. CPG VA Acquisition Fund, LLC, CPG VA Acquisition Fund No. 2, LLC and CPG VA Acquisition Fund No. 3, LLC, wholly owned subsidiaries of the Fund, are consolidated in the Fund’s consolidated financial statements. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture, and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that were represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during calendar year 2017 and the first quarter of calendar year 2018. Morgan Stanley is not a sponsor, promoter, adviser, or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund, except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was November 17, 2017 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offered Units at additional closings, which occurred over a period of six months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participated in a closing that occurred after the Initial Closing was required to pay a “make-up” fee amount to the Fund. Such “make-up” payment was calculated by applying an annualized rate of 8.0% to the percentage of the aggregate commitments by investors to the Fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments were paid to and retained as assets of the Fund. This amount is presented as a component of net assets on the Consolidated Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cash: Cash consists of monies and interest paying demand deposit accounts held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividend income is recorded on the ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Consolidation of Subsidiaries: The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiaries, CPG VA Acquisition Fund LLC, CPG VA Acquisition Fund No. 2, LLC, and CPG VA Acquisition Fund No. 3, LLC (collectively, the “Subsidiaries” or “Blockers”), Delaware limited liability companies. The wholly owned Subsidiaries have the same investment objective as the Fund. The Subsidiaries are taxed as corporations and used when the Fund has determined that owning certain investment funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2024, the total value of investment funds held by the Subsidiaries is $42,872,811, or approximately 28.19% of the Fund’s net assets.

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB Accounting Standards Codification, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

3.	PORTFOLIO VALUATION (continued)

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient in accordance with ASC 820 and they are excluded from the fair value hierarchy in accordance with ASU 2015-07. Other investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies adopted by the Adviser. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Valuation Committee oversees the valuation process of the Fund’s investments. The Valuation Committee meets on a quarterly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their consolidated financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s consolidated financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

3.	PORTFOLIO VALUATION (continued)

The following is a summary of the inputs used at September 30, 2024 in valuing the Fund’s assets and liabilities:

	Level 1	Level 2*	Level 3*	Investments Measured at Net Asset Value(1)	Total
Investments
Investments in Private Investment Funds	$—	$—	$—	$159,160,197	$159,160,197
Total Investments	$—	$—	$—	$159,160,197	$159,160,197

*	The Fund did not hold level 2 or level 3 securities at period end.

(1)

These investements are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.

The Fund’s private equity financing stage and private credit with their corresponding unfunded commitments and other attributes, as of September 30, 2024, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$37,357,035	$4,636,939	Up to 10 years	None	N/A	N/A
Growth	Non-control investments in companies with high growth potential	113,736,677	13,830,727	Up to 10 years	None	N/A	N/A
Credit	Debt investments made through privately negotiated transactions	8,066,485	15,465,306	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The following is a summary of investment strategies of the Investment Funds held by the Fund as of September 30, 2024.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions.

Buyouts are control investments in established, cash flow positive companies. Buyout investments may focus on small- , mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth equity and venture capital strategies typically involve non-control investments in companies with high growth potential that are in need of expansion capital. Venture capital investments typically target newer businesses, often emerging companies, with higher growth potential and risk.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

3.	PORTFOLIO VALUATION (continued)

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, mezzanine debt, unsecured debt, and structurally subordinated instruments. While these strategies, which include special situations investments (including distressed investments), generally focus on originated or secondary purchases of fixed-income senior or subordinated credits of companies, they also may include certain equity features. Distressed investing encompasses a broad range of strategies including control and non-control distressed debt, operational turnarounds, and “rescue” financings.

4.	RELATED PARTY TRANSACTIONS

As of September 30, 2024, the Fund, CPG VA Acquisition Fund, CPG VA Acquisition Fund No. 2 and CPG VA Acquisition Fund No. 3 had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a quarterly advisory fee at the annual rate of (i) 0.10% for the first 12 months following the Initial Closing, (ii) 0.65% from the one year anniversary of the Initial Closing until the eight year anniversary of the Final Closing and (iii) 0.30% thereafter for the remaining life of the Fund (the “Management Fee”). The Management Fee is calculated based on the Fund’s total Commitments from the Initial Closing until the five year anniversary of the Final Closing and, thereafter, based on the Fund’s net invested capital. The Fund’s Management Fee is currently calculated based on the Fund’s net invested capital.

During the period ended September 30, 2024, the Fund incurred $392,085 of Management Fees which is included in the Consolidated Statement of Operations, of which $392,085 was payable on September 30, 2024, and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2024, was $45,000 which is included in Directors’ and Officer fees in the Consolidated Statement of Operations.

During the period ended September 30, 2024, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $3,909, which is included in Directors’ and Officer fees in the Consolidated Statement of Operations.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Delaware Distributers, L.P. (“DDLP”).

5.	ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICE FEE

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator as well as certain other fixed or

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

5.	ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICE FEE (continued)

transactional fees. For the period ended September 30, 2024, the total administration fees were $48,889 which is included as accounting and administration fees in the Consolidated Statement of Operations, of which $22,222 was payable and is included as accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities at September 30, 2024.

UMB Bank, N.A. serves as the primary custodian of the assets of the Fund.

On March 24, 2022, the Board appointed DDLP as the placement agent (the “Placement Agent”) of the Fund, effective April 1, 2022. DDLP is, as of such date, an affiliate of the Adviser, both of which are indirect subsidiaries of Macquarie Management Holdings, Inc. (“Macquarie”). Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for the provision of distribution services and to provide related sales support services to investors. The Fund pays the Placement Agent a quarterly fee at the annual rate of (i) 0.75% from the Initial Closing until the eight year anniversary of the Final Closing, and (ii) 0.10% thereafter for the remaining life of the Fund. The Distribution and Servicing Fees will be calculated based on the Fund’s total Commitments from the Initial Closing until the five year anniversary of the Final Closing and, thereafter, based on the Fund’s net invested capital. During the period ended September 30, 2024, the Fund incurred $452,406 of the Distribution and servicing fee which is included in the Consolidated Statement of Operations, of which $237,163 was payable to the Placement Agent at September 30, 2024, and is included in Distribution and servicing fees payable to affiliate in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENTS

For the period ended September 30, 2024, total capital called and total proceeds from redemptions or other dispositions of investments amounted to $927,619 and $0, respectively.

The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2024.

7.	FEDERAL INCOME TAX

The Fund is subject to federal and state income tax.

Under the Internal Revenue Code (“Code”), the Fund may qualify for special tax status as a Regulated Investment Company (“RIC”), which allows for a deduction for dividends paid but prohibits any deduction for net operating losses. Because of the dividends paid deduction, RIC’s generally do not incur Fund level income tax. Generally, state tax law recognizes the federal tax status of the Fund.

Annually, the Fund must meet certain requirements to maintain the benefit of RIC status, including an income test, asset test, and distribution requirements. To assist in maintaining RIC status, the Fund structure may include one, or more, corporations (“Blockers”) that intentionally do not qualify for RIC status. Blockers file separate federal and state income tax returns. If Blockers exist in the Fund structure, the financial accounts of the Fund may include federal and state income tax balances and disclosures, as determined under the relevant tax law.

In determining any required income tax balances (Fund level or Blockers), the Fund measures current income tax balances by applying the enacted tax law. Deferred tax balances are recognized for the expected future tax consequences of differences that may exist between the financial accounting basis and the tax basis of assets and liabilities (temporary differences) and for tax law carryforwards. The deferred tax balances are measured using the enacted tax rates expected to apply in the period the temporary difference is anticipated to be settled.

The recoverability of deferred tax assets is assessed separately at the Fund level and Blockers, as applicable, based upon the weight of available positive and negative evidence regarding sources of future taxable income. When assessing the recoverability of deferred tax assets, significant weight is given to the period over which the deferred tax assets can be

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

7.	FEDERAL INCOME TAX (continued)

realized and the recent history of pre-tax earnings. If the Adviser concludes that it is more likely than not (a likelihood of more than 50%) that some portion or all of the deferred tax assets will not be realized as stated, the Fund recognizes a valuation allowance to reduce the value of the deferred tax assets.

The income tax benefits of uncertain tax positions are recognized only where the position is “more likely than not” to be sustained on the technical merits and assuming examination by tax authorities. Management has analyzed material income tax positions at the Fund level and Blockers and has concluded that no liability for unrecognized tax benefits or expenses is necessary for positions taken or expected to be taken on returns filed for the open tax years 2021-2023.

The Fund’s tax year covers October 1 through September 30. For the tax year ended September 30, 2024, the Fund failed to qualify as a RIC; accordingly, the Fund does not benefit from the deduction for dividends paid. The Adviser has assessed the need to recognize current and deferred, federal and state, income tax balances for Fund level activities, which exclude the activities of the Blockers. The income tax balances and disclosures in the consolidated financial statements represent the aggregation of any recognized Fund level and Blocker income tax balances.

The provision for income tax expense (benefit) is comprised of the following:

Period Ended September 30, 2024
Current:
Federal	$(219,783)
State	$(145,077)
Foreign	$—
Total current tax expense (benefit)	$(364,860)
Deferred:
Federal	$954,065
State	$904,432
Foreign	$—
Total deferred tax expense (benefit)	$1,858,497
Total provision for income taxes	$1,493,637

For financial reporting purposes, the components of income before provision for income taxes were as follows:

Year Ended September 30, 2024
Domestic	$1,444,693
Foreign	$—
Income (loss) before income taxes	$1,444,693

The effective tax rate varies from the expected statutory tax rate of 21% as follows:

	Period Ended September 30, 2024
Federal Tax (Benefit) at Statutory Rate	303,385	21.00%
State Tax (Benefit), Net of Federal Benefit	599,890	41.52%
Adjustments to Deferred tax values	590,361	40.86%
Total provision for income taxes	1,493,636	103.38%

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

7.	FEDERAL INCOME TAX (continued)

Significant components of the Fund’s deferred tax assets and (liabilities) are as follows:

Period Ended September 30, 2024
Deferred tax assets:
Net operating loss from underlying investments	$207,438
Total deferred tax assets	$207,438
Deferred tax liabilities:
Net distributive share from underlying investments Blocker Level	(4,624,169)
Net distributive share from underlying investments Fund Level	(15,339,925)
Total deferred tax liabilities	$(19,964,094)
Valuation Allowance:	$—
Net deferred tax liabilities	$(19,756,656)

Net operating loss carryforwards available to offset future taxable income: $608,038. The carryforward period for federal purposes has no limitation. The carryforward period for state purposes varies among states.

The Fund and Blockers are subject to examination by federal and state income tax authorities. The Fund does not have any on-going federal or state income tax examinations. Tax years prior to 2021 are closed to examination under the general statute of limitations.

8.	CAPITAL CALL AND COMMITMENTS

As of September 30, 2024, the Fund had outstanding unfunded investment commitments to Investment Funds totaling $33,932,972 as presented in Note 3.

The Fund has total capital committed of $167,100,000 as of September 30, 2024. Since the inception of the Fund on November 17, 2017, $131,987,997 capital has been called comprising 79% of the total capital committed. The Fund currently has unfunded capital commitments of $35,112,003.

9. LINE OF CREDIT

The Fund may borrow money for investment purposes and to pay expenses in advance of, or in addition to, calling capital. The Fund also may borrow money to manage its cash flow needs associated with calling Investor Commitments, satisfying capital calls, managing distributions to Investors, and paying ongoing expenses. The provisions of the 1940 Act provide that the Fund may borrow in an amount up to 33 1/3% of its total assets (including the proceeds from leverage).

On January 24, 2020, the Fund, along with other funds managed by the Adviser, collectively entered into a $15,000,000 revolving credit facility with Barclays Bank PLC (“Barclays”) which will expire on January 24, 2025, subject to the restrictions and terms of the credit facility (“Line of Credit”). During the period ended September 30, 2024, the Fund borrowed $15,000,000 and repaid $30,000,000 on this Line of Credit (of which $15,000,000 was related to prior year borrowings), leaving $0 outstanding as of September 30, 2024. The maximum borrowing outstanding during the year was $15,000,000. For borrowing under this Line of Credit, the Fund is charged 2.75% (per annum) plus SOFR (Secured Overnight Financing Rate). The commitment fee on the daily unused loan balance of the Line of Credit accrues at 0.75%. The Fund incurred

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2024

9.	LINE OF CREDIT (continued)

$54,062 of commitment fees during the period ended September 30, 2024, which are included in Loan commitment fee on the Consolidated Statement of Operations. For the period ended September 30, 2024, the average annualized interest rate charged and the average outstanding loan payable was as follows:

Average Annualized Interest Rate	5.57%
Average Outstanding Loan Payable	$737,705

10.	INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2024, have been evaluated through the date the consolidated financial statements were issued. There were no events or material transactions through the date the consolidated financial statements were issued that required recognition or disclosure in the consolidated financial statements.

CPG Vintage Access Fund, LLC

Other Information (Unaudited)
September 30, 2024

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the SEC no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

 (b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable during the period covered by this report.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) None.

(a)(4) None.

(a)(5) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Vintage Access Fund, LLC

By (Signature and Title)*	/s/ Michael Mascis

Michael Mascis
(Principal Executive Officer)

Date	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Mascis

Michael Mascis
(Principal Executive Officer)

Date	December 9, 2024

By (Signature and Title)*	/s/ Trishamarie Chan

Trishamarie Chan
(Principal Accounting Officer)

Date	December 9, 2024

*	Print the name and title of each signing officer under his or her signature.